Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area	The table below reflects financial data of our foreign operations for each of the past three fiscal years:

	Years ended December 31,
	2024	2023	2022
Net sales (unaffiliated customers)
Ireland (country of domicile)	$172	$128	$124
U.S.	7,311	303	373
Mexico	1,960	1,343	1,365
Germany	1,711	1,694	1,960
France	1,427	1,492	1,603
Other Americas	2,330	1,322	1,388
Other Europe, MEA and APAC	6,198	5,811	6,696
Total	$21,109	$12,093	$13,509

Long-Lived Assets by Geographic Areas

	December 31,
	2024	2023
Long-lived assets(1)
Ireland (country of domicile)	$62	$44
U.S.	14,841	217
Mexico	1,686	625
Germany	683	633
France	638	624
Other Americas	2,327	889
Other Europe, MEA and APAC	3,424	3,133
Total	$23,661	$6,165
(1)	Long-lived assets include “Operating lease right-of-use assets” and “Property, plant and equipment, net” and are disclosed based on their location.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The following tables show selected financial data for our segments.

		Europe, MEA
Year ended December 31, 2024	North America	and APAC	LATAM	Total

Net sales (unaffiliated customers)	$9,901	$9,556	$1,652	$21,109
Add net sales (intersegment)	191	21	59	271
Net sales (aggregate)	$10,092	$9,577	$1,711	$21,380

Less segment expenses:
Segment cost of goods sold	$(7,450)	$(6,948)	$(1,192)	$(15,590)
Segment selling, general and administration expenses	(1,032)	(1,100)	(141)	(2,273)
	$(8,482)	$(8,048)	$(1,333)	$(17,863)
Segment Adjusted EBITDA	$1,610	$1,529	$378	$3,517
Unallocated corporate costs				(131)
Depreciation, depletion and amortization				(1,464)
Transaction and integration-related expenses associated with the Combination				(395)
Amortization of fair value step up on inventory				(224)
Interest expense, net				(398)
Pension and other postretirement non-service expense, net				(24)
Share-based compensation expense				(206)
Other expense, net				(25)
Other adjustments				(90)
Income before income taxes				$560

		Europe, MEA
Year ended December 31, 2023	North America	and APAC	LATAM	Total

Net sales (unaffiliated customers)	$1,623	$9,184	$1,286	$12,093
Add net sales (intersegment)	1	9	58	68
Net sales (aggregate)	$1,624	$9,193	$1,344	$12,161

Less segment expenses:
Segment cost of goods sold	$(1,165)	$(6,498)	$(939)	$(8,602)
Segment selling, general and administration expenses	(178)	(1,011)	(131)	(1,320)
	$(1,343)	$(7,509)	$(1,070)	$(9,922)
Segment Adjusted EBITDA	$281	$1,684	$274	$2,239
Unallocated corporate costs				(111)
Depreciation, depletion and amortization				(580)
Transaction and integration-related expenses associated with the Combination				(78)
Interest expense, net				(139)
Pension and other postretirement non-service expense, net				(49)
Share-based compensation expense				(66)
Other expense, net				(46)
Other adjustments				(32)
Income before income taxes				$1,138

		Europe, MEA
Year ended December 31, 2022	North America	and APAC	LATAM	Total

Net sales (unaffiliated customers)	$1,719	$10,432	$1,358	$13,509
Add net sales (intersegment)	1	19	39	59
Net sales (aggregate)	$1,720	$10,451	$1,397	$13,568

Less segment expenses:
Segment cost of goods sold	$(1,263)	$(7,533)	$(996)	$(9,792)
Segment selling, general and administration expenses	(176)	(998)	(121)	(1,295)
	$(1,439)	$(8,531)	$(1,117)	$(11,087)
Segment Adjusted EBITDA	$281	$1,920	$280	$2,481
Unallocated corporate costs				(91)
Depreciation, depletion and amortization				(564)
Goodwill impairment				(12)
Impairment of other assets				(159)
Interest expense, net				(139)
Pension and other postretirement non-service expense, net				(8)
Share-based compensation expense				(68)
Other income, net				15
Other adjustments				(29)
Income before income taxes				$1,426

Schedule of Segment Reporting Information, by Segment

	Years ended December 31,
	2024	2023	2022
Capital expenditures:
North America	$723	$135	$124
Europe, MEA and APAC	503	594	600
LATAM	216	194	202
Total per reportable segments	$1,442	$923	$926
Corporate	24	6	4
Total capital expenditure	$1,466	$929	$930

	Years ended December 31,
	2024	2023	2022
Other significant non-cash charges: (1)
Goodwill impairment
LATAM	$—	$—	$(12)
Total goodwill impairment	$—	$—	$(12)
(1)	Refer to Note 9. Goodwill for more details.

Total assets by segment were:

	December 31,
	2024	2023
Assets:
North America	$29,078	$1,607
Europe, MEA and APAC	10,723	9,521
LATAM	3,180	1,795
Total per reportable segments	$42,981	$12,923
Corporate(1)	778	1,128
Total assets	$43,759	$14,051
(1)	Corporate assets are composed primarily of Pension assets, Property, plant and equipment, net, Deferred tax assets, Recoverable or refundable income taxes and Cash and cash equivalents.